Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Realized gains (losses) relating to:
Interest rate swap agreement	—	953	532
Interest rate swap agreement termination	—	3,215	—
Foreign currency forward contracts	—	—	(421)
Forward freight agreements	—	(10)	1,484
	—	4,158	1,595
Unrealized (losses) gains relating to:
Interest rate swap agreement	—	(3,709)	3,160
Foreign currency forward contracts	—	—	58
Forward freight agreements	—	—	4
	—	(3,709)	3,222
Total realized and unrealized gains on derivative instruments	—	449	4,817